SEGMENT INFORMATION - ADDITIONAL INFORMATION (DETAILS) (USD $) In Billions, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Net sales in the U.S.	$ 30.3	$ 29.5	$ 29.9
Assets in the U.S.	$ 68.3	$ 68.0
Wal-Mart Stores Inc And Affiliates
Our largest customer, percentage of consolidated net sales	14.00%	14.00%	15.00%